UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22946

Guggenheim Strategy Funds Trust
(Exact name of registrant as specified in charter)

805 King Farm Blvd, Suite 600, Rockville, MD 20850
(Address of principal executive offices) (Zip code)

Amy J. Lee
805 King Farm Blvd, Suite 600, Rockville, MD 20850
(Name and address of agent for service)
Registrant's telephone number, including area code:   (301) 296-5100

Date of fiscal year end:  September 30

Date of reporting period: March 31, 2014 - June 30, 2014

Item 1.  Schedule of Investments.

Attached hereto.

Guggenheim Strategy Fund I
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
EXCHANGE TRADED FUNDS† - 2.3%
Guggenheim BulletShares
2014 Corporate Bond ETF	543,860	$11,486,323
Total Exchange Traded Funds
(Cost $11,517,698)		11,486,323
	Face Amount	Value
ASSET BACKED SECURITIES†† - 41.8%
Fifth Third Auto Trust
2014-2, 0.19% due
06/15/15	$18,500,000	$18,500,000
CNH Equipment Trust
2014-B, 0.19% due
06/15/15	14,750,000	14,750,000
2011-C, 1.19% due
12/15/16	608,841	610,156
AmeriCredit Automobile Receivables Trust
2014-2, 0.21% due
06/08/15	11,750,000	11,750,000
CarMax Auto Owner Trust 2014-2
2014-2, 0.19% due
05/15/15	11,347,232	11,347,232
Honda Auto Receivables 2014-2 Owner Trust
2014-2, 0.18% due
05/18/15	11,300,248	11,300,248
Fortress Credit Opportunities III CLO, LP
2014-3A, 2.13% due
04/28/261,2	11,000,000	10,930,700
MCF CLO I LLC
2013-1A, 1.88% due
04/20/231,2	10,000,000	9,975,000
Great Lakes CLO Ltd.
2014-1, 2.07% due
04/15/25†††,1,2	9,900,000	9,900,000
Telos CLO Ltd.
2014-5, 1.76% due
04/17/251,2	9,900,000	9,885,150
Porsche Financial Auto Securitization Trust 2014-1
2014-1, 0.18% due
05/26/152	9,448,583	9,448,583
CVP Cascade CLO-1 Ltd.
2014-CLO1, 1.79% due
01/16/261,2	8,250,000	8,170,800
Hyundai Auto Receivables Trust 2014-B
2014-B, 0.18% due
05/15/15	7,643,708	7,643,708
Copper River CLO Ltd.
2007-1A, 0.49% due
01/20/211,2	7,431,398	7,339,248
MMAF Equipment Finance LLC
2014-A, 0.20% due
07/02/152	7,100,000	7,100,000
Volkswagen Auto Loan Enhanced Trust
2014-1, 0.19% due
05/20/15	7,063,789	7,063,627
World Omni Auto Receivables Trust
2014-A, 0.20% due
05/15/15	6,199,653	6,199,653
NewMark Capital Funding CLO Ltd.
2013-1, 1.35% due
06/02/251,2	5,500,000	5,384,500
Gallatin CLO VII Ltd.
2014-1, 2.21% due
07/15/231,2	5,300,000	5,280,920
Structured Asset Investment Loan Trust
2005-1, 0.87% due
02/25/351,2	5,300,000	4,994,137

	Face Amount	Value
ASSET BACKED SECURITIES†† - 41.8% (continued)
Structured Asset Securities Corporation Mortgage Loan Trust
2006-NC1, 0.30% due
05/25/361	$ 3,732,685	$3,555,398
ALM XIV Ltd.
2014-14A, 2.33% due
07/28/261,2	3,500,000	3,461,500
CFIP CLO Ltd.
2014-1, 1.78% due
04/13/251,2	3,000,000	2,973,000
Sands Point Funding Ltd.
2006-1A, 0.49% due
07/18/201,2	2,812,392	2,794,393
Chrysler Capital Auto Receivables Trust
2013-B, 0.56% due
12/15/162	2,464,713	2,466,937
New Century Home Equity Loan Trust Series
2005-C, 0.40% due
12/25/351	2,089,572	2,037,051
NewStar Arlington Senior Loan Program LLC
2014-1, 2.83% due
07/25/251,2	2,000,000	2,003,200
LCM X, LP
2014-10AR, 3.08% due
04/15/221,2	2,000,000	1,990,800
BNPP IP CLO Ltd.
2014-1, 1.78% due
04/24/261,2	2,000,000	1,990,000
TICP CLO I Ltd.
2014-1, 1.73% due
04/26/261,2	2,000,000	1,988,400
CCR Incorporated MT100 Payment Rights Master Trust
2010-CX, 0.60% due
07/10/17†††,1	1,969,881	1,912,360
SHACKLETON CLO Ltd.
2013-4, 2.24% due
01/13/251,2	1,850,000	1,812,260
Ally Auto Receivables Trust
2012-3, 0.85% due 08/15/16	1,339,253	1,342,487
Accredited Mortgage Loan Trust
2007-1, 0.28% due
02/25/371	993,012	943,039
Southfork CLO Ltd.
2005-1A, 1.28% due
02/01/171,2	750,000	738,150

Guggenheim Strategy Fund I
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

Genesis Funding Ltd.
2006-1A, 0.40% due
12/19/321,2	597,753	573,843
Total Asset Backed Securities
(Cost $210,164,476)		210,156,480
CORPORATE BONDS†† - 18.6%
Financials - 10.5%
Royal Bank of Scotland Group
PLC
1.17% due 03/31/171	$7,950,000	$7,988,653

	Face Amount	Value
CORPORATE BONDS†† - 18.6% (continued)
Financials - 10.5%
(continued)
Axis Capital Holdings Ltd.
5.75% due 12/01/14	$6,600,000	$6,740,422
Macquarie Group Ltd.
7.30% due 08/01/142	5,650,000	5,679,443
American Tower Corp.
4.63% due 04/01/15	4,671,000	4,811,079
Citigroup, Inc.
1.19% due 07/25/161	4,620,000	4,670,155
Ford Motor Credit Company LLC
7.00% due 04/15/15	3,420,000	3,591,410
8.70% due 10/01/14	720,000	734,892
Credit Suisse USA, Inc.
5.13% due 08/15/15	3,500,000	3,680,145
Macquarie Bank Ltd.
1.02% due 03/24/171,2	2,650,000	2,658,525
JPMorgan Chase & Co.
0.85% due 02/26/161	2,380,000	2,393,459
Nomura Holdings, Inc.
1.68% due 09/13/161	1,900,000	1,931,500
Goldman Sachs Group, Inc.
1.42% due 04/30/181	1,790,000	1,818,901
WEA Finance LLC / WT Finance
Aust Pty Ltd.
5.75% due 09/02/152	1,400,000	1,513,945
Bank of America Corp.
4.50% due 04/01/15	1,430,000	1,472,655
Morgan Stanley
4.20% due 11/20/14	1,430,000	1,451,487
Ameriprise Financial, Inc.
5.65% due 11/15/15	1,350,000	1,440,050
Total Financials		52,576,721
Materials - 2.3%
Glencore Funding LLC
1.39% due 05/27/161,2	6,845,000	6,886,412
Rio Tinto Finance USA PLC
1.07% due 06/17/161	4,740,000	4,780,859
Total Materials		11,667,271
Telecommunication Services
- 1.6%
Qwest Corp.
7.50% due 10/01/14	4,500,000	4,576,162
WPP Finance UK
8.00% due 09/15/14	3,369,000	3,419,205
Total Telecommunication
Services		7,995,367
Financial Institutions - 1.4%
Mack-Cali Realty, LP
5.13% due 01/15/15	4,068,000	4,157,756
ARC Properties Operating
Partnership Limited
Partnership/Clark Acquisition
LLC
2.00% due 02/06/172	1,920,000	1,924,620

	Face Amount	Value
CORPORATE BONDS†† - 18.6% (continued)
Financial Institutions -
1.4% (continued)
Liberty Property, LP
5.13% due 03/02/15	$1,000,000	$1,028,954
Total Financial Institutions		7,111,330
Energy - 1.3%
Ras Laffan Liquefied
Natural Gas Company
Limited III
5.83% due 09/30/162	5,033,280	5,335,277
Petroleos Mexicanos
2.25% due 07/18/181	1,190,000	1,235,434
Total Energy		6,570,711
Utilities - 1.0%
PNM Resources, Inc.
9.25% due 05/15/15	4,500,000	4,831,920
Consumer
Discretionary - 0.3%
Newell Rubbermaid, Inc.
2.00% due 06/15/15	1,500,000	1,519,118
Industrial - 0.2%
Anglo American Capital
plc
1.18% due 04/15/161,2	1,000,000	1,003,176
Total Corporate Bonds
(Cost $93,615,431)		93,275,614
COLLATERALIZED MORTGAGE OBLIGATION†† - 6.7%
CSMC Series
2014-5R,0.38% due
04/27/371,2	9,935,000	9,488,918
2014-2R,0.35% due
02/27/461,2	7,771,204	7,284,952
2014-4R,0.30% due
12/27/361,2	7,050,000	6,786,189
Commercial Mortgage Pass Through Certificates
2014-KYO,2.50% due
06/11/271,2	5,000,000	5,000,000
FREMF Mortgage Trust
2012-K501,3.61% due
11/25/461,2	3,668,000	3,763,251
CGBAM Commercial Mortgage Trust
2014-HD,2.15% due
02/15/311,2	1,500,000	1,502,481
Total Collateralized Mortgage Obligation
(Cost $33,820,964)		33,825,791

Guggenheim Strategy Fund I
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Face Amount	Value
U.S. TREASUTY BILLS†† - 6.0%
U.S. Treasury Bill3
due 07/24/14	$15,000,000	$14,999,835
due 07/10/14	15,000,000	14,999,985
Total U.S. Treasury Bills
(Cost $29,999,876)		29,999,820
MUNICIPAL BONDS†† - 0.4%
Michigan - 0.4%
City of Detroit
3.50% due 10/07/161	2,200,000	2,200,000
Total Municipal Bonds
(Cost $2,200,000)		2,200,000
COMMERCIAL PAPER†† - 28.7%
BAT International Finance plc
0.24% due 07/14/142	9,000,000	8,999,220
Amcor Ltd.
0.25% due 07/14/142	9,000,000	8,999,187
Pall Corp.
0.25% due 07/15/142	9,000,000	8,999,125
Western Union Co.
0.25% due 07/01/142	8,000,000	8,000,000
American Water Capital Corp.
0.23% due 07/01/142	8,000,000	8,000,000
Pacific Gas & Electric Co.
0.20% due 07/07/142	8,000,000	7,999,733
VW Credit, Inc.
0.18% due 07/09/14	8,000,000	7,999,680
	Face Amount	Value
Northeast Utilities
0.20% due 07/10/142	$8,000,000	$7,999,600
Kinder Morgan Energy Partners, LP
0.22% due 07/11/142	8,000,000	7,999,511
Albemarle Corp.
0.20% due 07/17/142	8,000,000	7,999,289
Ryder System, Inc.
0.20% due 07/17/14	8,000,000	7,999,289
Diageo Capital plc
0.17% due 07/16/142	8,000,000	7,999,267
Pentair Finance S.A.
0.28% due 07/14/142	8,000,000	7,999,191
Nissan Motor Acceptance Corp.
0.20% due 07/21/142	8,000,000	7,999,111
FMC Corp.
0.28% due 07/18/142	8,000,000	7,998,942
Bemis Company, Inc.
0.23% due 07/22/142	8,000,000	7,998,927
Cox Enterprises, Inc.
0.25% due 07/30/142	8,000,000	7,998,389
Potash Corporation of Saskatchewan, Inc.
0.21% due 07/25/142	5,000,000	4,999,300
Total Commercial Paper
(Cost $143,987,761)		143,987,761
Total Investments - 104.5%
(Cost $525,306,206)		$ 524,931,789
Other Assets & Liabilities, net - (4.5)%		(22,693,338)
Total Net Assets - 100.0%		$ 502,238,451

Other Information (unaudited)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
1	Variable rate security. Rate indicated is rate effective at June 30, 2014.
2	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is
$298,017,502 (cost $298,083,190), or 59.3% of total net assets.

3	Zero coupon rate security.

plc	Public Limited Company

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
EXCHANGE TRADED FUNDS† - 5.2%
Guggenheim BulletShares 2017
High Yield Corporate Bond ETF	91,144	$2,515,575
Guggenheim BulletShares 2016
High Yield Corporate Bond ETF	88,433	2,425,717
Guggenheim BulletShares 2015
High Yield Corporate Bond ETF	89,483	2,409,061
Total Exchange Traded Funds
(Cost $7,330,267)		7,350,353
	Face Amount	Value
ASSET BACKED SECURITIES†† - 48.9%
Fifth Third Auto Trust
2014-2, 0.19% due 06/15/15	5,500,000	5,500,000
CNH Equipment Trust
2014-B, 0.19% due 06/15/15	4,750,000	4,750,000
2011-C, 1.19% due 12/15/16	186,035	186,436
AmeriCredit Automobile Receivables Trust
2014-2, 0.21% due 06/08/15	3,800,000	3,800,000
Fortress Credit Opportunities III CLO, LP
2014-3A, 2.13% due
04/28/261,2	2,700,000	2,682,991
2014-3A, 2.73% due
04/28/261,2	900,000	882,000
Great Lakes CLO Ltd.
2014-1, 2.82% due 04/15
/25†††,1,2	2,000,000	2,000,000
2014-1, 2.07% due
04/15/25†††,1,2	1,000,000	1,000,000
Telos CLO Ltd.
2014-5, 1.76% due
04/17/251,2	2,000,000	1,997,000
2014-5, 2.36% due
04/17/251,2	750,000	740,400
CFIP CLO Ltd.
2014-1, 1.78% due
04/13/251,2	2,700,000	2,675,700
MCF CLO I LLC
2013-1A, 1.88% due
04/20/231,2	2,600,000	2,593,500
Sands Point Funding Ltd.
2006-1A, 0.49% due
07/18/201,2	2,549,552	2,533,235
CCR Incorporated MT100 Payment Rights Master Trust
2010-CX, 0.60% due
07/10/17†††,1	2,438,900	2,367,684
MMAF Equipment Finance LLC
2014-A, 0.20% due 07/02/152	2,250,000	2,250,000
World Omni Auto Receivables Trust
2014-A, 0.20% due 05/15/15	1,917,419	1,917,419
Copper River CLO Ltd.
2007-1A, 0.49% due
01/20/211,2	1,857,849	1,834,812
Volkswagen Auto Loan Enhanced Trust
2014-1, 0.19% due 05/20/15	1,541,190	1,541,155

	Face Amount	Value
ASSET BACKED SECURITIES†† - 48.9% (continued)
BNPP IP CLO Ltd.
2014-1, 1.78% due
04/24/261,2	$1,500,000	$1,492,500
TICP CLO I Ltd.
2014-1, 1.73% due
04/26/261,2	1,500,000	1,491,300
Marathon CLO VI Ltd.
2014-6A, 2.27% due
05/13/251,2	1,500,000	1,473,450
Structured Asset Investment Loan Trust
2005-1, 0.87% due
02/25/351,2	1,500,000	1,413,435
Gallatin CLO VII Ltd.
2014-1, 2.21% due
07/15/231,2	1,350,000	1,345,140
Regatta Funding Ltd.
2007-1A, 1.53% due
06/15/201,2	1,400,000	1,315,440
NewMark Capital Funding CLO Ltd.
2013-1, 1.35% due
06/02/251,2	1,250,000	1,223,750
Golub Capital BDC CLO LLC
2014-1A, 2.84% due
04/25/261,2	1,200,000	1,198,800
LCM X, LP
2014-10AR, 3.08% due
04/15/221,2	1,100,000	1,094,940
KKR Financial CLO Corp.
2007-A, 4.73% due
10/15/171,2	1,000,000	1,003,900
Structured Asset Securities Corporation Mortgage Loan
Trust
2006-NC1, 0.30% due
05/25/361	1,045,152	995,511
CIFC Funding Ltd.
2012-III, 3.23% due
01/29/251,2	1,000,000	994,400
CVP Cascade CLO-1 Ltd.
2014-CLO1, 1.68% due
01/16/261,2	1,000,000	990,400
ALM XIV Ltd.
2014-14A, 2.33% due
07/28/261,2	1,000,000	989,000
Accredited Mortgage Loan Trust
2007-1, 0.28% due
02/25/371	993,012	943,039
CIT Mortgage Loan Trust
2007-1, 1.60% due
10/25/371,2	1,000,000	924,628
New Century Home Equity Loan Trust Series
2005-C, 0.40% due
12/25/351	924,893	901,645
Duane Street CLO IV Ltd.
2007-4A, 2.48% due
11/14/211,2	900,000	868,950

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Face Amount	Value
ASSET BACKED SECURITIES†† - 48.9% (continued)
Westbrook CLO Ltd.
2006-1A, 1.93% due
12/20/201,2	$850,000	$801,890
NewStar Arlington Senior Loan Program LLC
2014-1, 2.83% due
07/25/251,2	750,000	751,200
Newstar Commercial Loan Funding LLC
2014-1, 2.92% due
04/20/251,2	750,000	747,975
Chrysler Capital Auto Receivables Trust
2013-B, 0.56% due
12/15/162	740,285	740,953
AMMC CDOXIV Ltd.
2014-14A, 2.40% due
07/27/261,2	600,000	595,140
SHACKLETON CLO Ltd.
2013-4, 2.24% due
01/13/251,2	500,000	489,800
GSAMP Trust
2005-HE6, 0.59% due
11/25/351	500,000	447,789
Genesis Funding Ltd.
2006-1A, 0.40% due
12/19/321,2	448,315	430,382
San Gabriel CLO Ltd.
2007-1A, 2.48% due
09/10/211,2	450,000	428,670
Ally Auto Receivables Trust
2012-3, 0.85% due 08/15/16	404,890	405,868
Anchorage Capital CLO Ltd.
2014-4, 2.44% due
07/28/26†††,1,2	300,000	299,610
Drug Royalty II LP 2
2014-1, 3.48% due 07/15/232	250,000	250,000
Southfork CLO Ltd.
2005-1A, 1.28% due
02/01/171,2	250,000	246,050
Total Asset Backed Securities
(Cost $68,547,597)		68,547,887
CORPORATE BONDS†† - 19.6%
Financials - 10.5%
Axis Capital Holdings Ltd.
5.75% due 12/01/14	$1,900,000	$1,940,424
Royal Bank of Scotland Group
PLC
1.17% due 03/31/171	1,750,000	1,758,508
Citigroup, Inc.
1.19% due 07/25/161	1,440,000	1,455,633
Ford Motor Credit Company LLC
7.00% due 04/15/15	1,060,000	1,113,127
8.70% due 10/01/14	220,000	224,550
Credit Suisse USA, Inc.
5.13% due 08/15/15	1,000,000	1,051,471
American Tower Corp.
4.63% due 04/01/15	1,000,000	1,029,989
Macquarie Group Ltd.
7.30% due 08/01/142	850,000	854,429
Macquarie Bank Ltd.
1.02% due 03/24/171,2	800,000	802,574

	Face Amount	Value
CORPORATE BONDS†† - 19.6% (continued)
Financials - 10.5%
(continued)
JPMorgan Chase & Co.
0.85% due 02/26/161	$740,000	$744,185
Icahn Enterprises LP / Icahn
Enterprises Finance Corp.
3.50% due 03/15/17	720,000	728,100
Nomura Holdings, Inc.
1.68% due 09/13/161	590,000	599,782
Goldman Sachs Group, Inc.
1.42% due 04/30/181	550,000	558,880
WEA Finance LLC / WT Finance
Aust Pty Ltd.
5.75% due 09/02/152	440,000	475,811
Bank of America Corp.
4.50% due 04/01/15	440,000	453,125
Morgan Stanley
4.20% due 11/20/14	440,000	446,611
Ameriprise Financial, Inc.
5.65% due 11/15/15	350,000	373,346
Total Financials		14,610,545
Materials - 2.6%
Glencore Funding LLC
1.39% due 05/27/161,2	2,130,000	2,142,886
Rio Tinto Finance USA PLC
1.07% due 06/17/161	1,480,000	1,492,757
Total Materials		3,635,643
Telecommunication Services -
2.2%
Qwest Corp.
7.50% due 10/01/14	1,300,000	1,322,003
WPP Finance UK
8.00% due 09/15/14	1,050,000	1,065,647
Level 3 Financing, Inc.
3.82% due 01/15/181,2	720,000	732,600
Total Telecommunication
Services		3,120,250
Energy - 1.5%
Ras Laffan Liquefied Natural Gas
Company Limited III
5.83% due 09/30/162	1,563,520	1,657,331
Petroleos Mexicanos
2.25% due 07/18/181	370,000	384,127
Total Energy		2,041,458
Financial Institutions - 1.0%
Liberty Property, LP
5.13% due 03/02/15	1,000,000	1,028,954
ARC Properties Operating
Partnership Limited
Partnership/Clark Acquisition
LLC
2.00% due 02/06/172	420,000	421,011
Total Financial Institutions		1,449,965
Utilities - 0.9%
PNM Resources, Inc.
9.25% due 05/15/15	1,200,000	1,288,512
Industrials - 0.5%
International Lease Finance Corp.
2.18% due 06/15/161	720,000	724,500

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Face Amount	Value
CORPORATE BONDS†† - 19.6% (continued)
Consumer Discretionary -
0.4%
Newell Rubbermaid, Inc.
2.00% due 06/15/15	$385,000	$389,907
Sabre GLBL, Inc.
8.50% due 05/15/192	214,000	237,540
Total Consumer Discretionary		627,447
Total Corporate Bonds
(Cost $27,588,936)		27,498,320
COLLATERALIZED MORTGAGE OBLIGATION†† - 8.2%
CSMC Series
2014-2R,0.35% due
02/27/461,2	3,033,715	2,843,892
2014-4R,0.30% due
12/27/361,2	2,000,000	1,925,160
2014-5R,0.38% due
04/27/371,2	1,900,000	1,814,690
2014-ICE,2.40% due
04/15/271,2	1,250,000	1,254,749
Commercial Mortgage Pass Through Certificates
2014-KYO,2.50% due
06/11/271,2	1,400,000	1,400,000
FREMF Mortgage Trust
2012-K501,3.49% due
11/25/461,2	950,000	974,670
CGBAM Commercial Mortgage Trust
2014-HD,2.15% due
02/15/311,2	600,000	600,992
HarborView Mortgage Loan Trust
2006-12,0.35% due
01/19/381	450,901	388,709
GreenPoint Mortgage Funding Trust Series
2007-AR1,0.23% due
02/25/471	351,121	327,805
Total Collateralized Mortgage Obligation
(Cost $11,511,456)		11,530,667

	Face Amount	Value
MUNICIPAL BONDS†† - 0.4%
Michigan - 0.4%
City of Detroit
3.50% due 10/07/161	$600,000	$600,000
Total Municipal Bonds
(Cost $600,000)		600,000
U.S. TREASURY BILLS†† - 7.1%
U.S. Treasury Bill3
due 07/10/14	9,900,000	9,899,990
Total U.S. Treasury Bills
(Cost $9,899,988)		9,899,990
COMMERCIAL PAPER†† - 15.7%
Western Union Co.
0.25% due 07/01/142	2,000,000	2,000,000
BAT International Finance PLC
0.23% due 07/02/142	2,000,000	1,999,987
Pacific Gas & Electric Co.
0.20% due 07/07/142	2,000,000	1,999,933
VW Credit, Inc.
0.18% due 07/09/14	2,000,000	1,999,920
Bemis Company, Inc.
0.22% due 07/08/142	2,000,000	1,999,914
Northeast Utilities
0.20% due 07/10/142	2,000,000	1,999,900
Kinder Morgan Energy Partners, LP
0.22% due 07/11/142	2,000,000	1,999,878
Albemarle Corp.
0.20% due 07/17/142	2,000,000	1,999,822
Diageo Capital plc
0.17% due 07/16/142	2,000,000	1,999,817
Pentair Finance S.A.
0.28% due 07/14/142	2,000,000	1,999,798
FMC Corp.
0.28% due 07/18/142	2,000,000	1,999,736
Total Commercial Paper
(Cost $21,998,705)		21,998,705
Total Investments - 105.1%
(Cost $147,476,949)		$ 147,425,922
Other Assets & Liabilities, net - (5.1)%		(7,211,784)
Total Net Assets - 100.0%		$ 140,214,138

Other Information (unaudited)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
1	Variable rate security. Rate indicated is rate effective at June 30, 2014.
2	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is
$82,928,461 (cost $82,951,581), or 59.1% of total net assets.
3	Zero coupon rate security.

LLC	Limited Liability Company
LP	Liimited Partnership
PLC	Public Limited Company

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
EXCHANGE TRADED FUNDS† - 5.3%
Guggenheim BulletShares 2017
High Yield Corporate Bond ETF	57,848	$1,596,605
Guggenheim BulletShares 2016
High Yield Corporate Bond ETF	55,735	1,528,811
Guggenheim BulletShares 2015
High Yield Corporate Bond ETF	56,414	1,518,778
Total Exchange Traded Funds
(Cost $4,631,006)		4,644,194

	Face Amount	Value
ASSET BACKED SECURITIES†† - 52.5%
Fortress Credit Opportunities III CLO, LP
2014-3A, 2.13% due
04/28/261,2	$1,200,000	$1,192,440
2014-3A, 2.73% due
04/28/261,2	1,200,000	1,176,000
Fifth Third Auto Trust
2014-2, 0.19% due 06/15/15	2,250,000	2,250,000
CNH Equipment Trust
2014-B, 0.19% due 06/15/15	2,100,000	2,100,000
2011-C, 1.19% due 12/15/16	101,473	101,693
Telos CLO Ltd.
2014-5, 1.76% due
04/17/251,2	1,200,000	1,198,200
2014-5, 2.36% due
04/17/251,2	500,000	493,600
2006-1, 0.72% due
10/11/211,2	500,000	478,250
CCR Incorporated MT100 Payment Rights Master Trust
2010-CX, 0.60% due
07/10/17†††,1	1,907,345	1,851,649
AmeriCredit Automobile Receivables Trust
2014-2, 0.21% due 06/08/15	1,700,000	1,700,000
CFIP CLO Ltd.
2014-1, 1.78% due
04/13/251,2	1,650,000	1,635,150
MCF CLO I LLC
2013-1A, 1.88% due
04/20/231,2	1,600,000	1,596,000
Sands Point Funding Ltd.
2006-1A, 0.49% due
07/18/201,2	1,550,758	1,540,833
Great Lakes CLO Ltd.
2014-1, 2.07% due
04/15/25†††,1,2	600,000	600,000
2014-1, 2.82% due
04/15/25†††,1,2	600,000	600,000
2014-1, 3.92% due
04/15/25†††,1,2	250,000	249,975
Golub Capital BDC CLO LLC
2014-1A, 2.84% due
04/25/261,2	1,400,000	1,398,600
BNPP IP CLO Ltd.
2014-1, 1.78% due
04/24/261,2	1,200,000	1,194,000
CIFC Funding Ltd.
2012-III, 3.23% due
01/29/251,2	1,200,000	1,193,280

	Face Amount	Value
ASSET BACKED SECURITIES†† - 52.5% (continued)
TICP CLO I Ltd.
2014-1, 1.73% due
04/26/261,2	$1,200,000	$1,193,040
Copper River CLO Ltd.
2007-1A, 0.49% due
01/20/211,2	1,182,268	1,167,608
World Omni Auto Receivables Trust
2014-A, 0.20% due 05/15/15	1,150,451	1,150,451
New Century Home Equity Loan Trust Series
2005-C, 0.40% due 12/25/351	1,164,680	1,135,405
MMAF Equipment Finance LLC
2014-A, 0.20% due 07/02/152	1,000,000	1,000,000
LCM X, LP
2014-10AR, 3.08% due
04/15/221,2	1,000,000	995,400
Marathon CLO VI Ltd.
2014-6A, 2.27% due
05/13/251,2	1,000,000	982,300
NewMark Capital Funding CLO Ltd.
2013-1, 1.35% due
06/02/251,2	1,000,000	979,000
KKR Financial CLO Corp.
2007-A, 4.73% due
10/15/171,2	900,000	903,510
Volkswagen Auto Loan Enhanced Trust
2014-1, 0.19% due 05/20/15	899,028	899,007
Duane Street CLO IV Ltd.
2007-4A, 2.48% due
11/14/211,2	850,000	820,675
Westbrook CLO Ltd.
2006-1A, 1.93% due
12/20/201,2	850,000	801,890
Structured Asset Investment Loan Trust
2005-1, 0.87% due
02/25/351,2	850,000	800,947
Regatta Funding Ltd.
2007-1A, 1.53% due
06/15/201,2	850,000	798,660
Gallatin CLO VII Ltd.
2014-1, 2.21% due
07/15/231,2	800,000	797,120
Accredited Mortgage Loan Trust
2007-1, 0.28% due 02/25/371	787,561	747,927
AMMC CDO
2014-14A, 2.28% due
07/27/261,2	750,000	743,925
Finn Square CLO Ltd.
2012-1A, 3.03% due
12/24/231,2	600,000	595,620
CVP Cascade CLO-1 Ltd.
2014-CLO1, 1.79% due
01/16/261,2	600,000	594,240
ALM XIV Ltd.
2014-14A, 2.33% due
07/28/261,2	600,000	593,400

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Face Amount	Value
ASSET BACKED SECURITIES†† - 52.5% (continued)
Palmer Square CLO Ltd.
2014-1, 2.82% due
10/17/22†††,1,2	$600,000	$591,720
Structured Asset Securities Corporation Mortgage Loan
Trust
2006-NC1, 0.30% due
05/25/361	597,230	568,864
GSAMP Trust
2005-HE6, 0.59% due
11/25/351	625,000	559,736
CIT Mortgage Loan Trust
2007-1, 1.60% due
10/25/371,2	600,000	554,777
Anchorage Capital CLO Ltd.
2014-4, 2.44% due
07/28/26†††,1,2	450,000	449,415
Chrysler Capital Auto Receivables Trust
2013-B, 0.56% due 12/15/162	435,462	435,855
San Gabriel CLO Ltd.
2007-1A, 2.48% due
09/10/211,2	450,000	428,670
Genesis Funding Ltd.
2006-1A, 0.40% due
12/19/321,2	418,427	401,690
SHACKLETON CLO Ltd.
2013-4, 2.24% due
01/13/251,2	300,000	293,880
NewStar Arlington Senior Loan Program LLC
2014-1, 2.83% due
07/25/251,2	250,000	250,400
Drug Royalty II LP 2
2014-1, 3.48% due 07/15/232	250,000	250,000
Ally Auto Receivables Trust
2012-3, 0.85% due 08/15/16	249,163	249,765
Newstar Commercial Loan Funding LLC
2014-1, 2.92% due
04/20/251,2	250,000	249,325
Southfork CLO Ltd.
2005-1A, 1.28% due
02/01/171,2	250,000	246,050
Total Asset Backed Securities
(Cost $45,768,248)		45,779,942
CORPORATE BONDS†† - 15.0%
Financials - 8.2%
Royal Bank of Scotland Group PLC
1.17% due 03/31/171	1,050,000	1,055,104
Citigroup, Inc.
1.19% due 07/25/161	940,000	950,205
Ford Motor Credit Company LLC
7.00% due 04/15/15	690,000	724,583
8.70% due 10/01/14	140,000	142,896
ICICI Bank Ltd.
4.75% due 11/25/162	750,000	789,813
Macquarie Bank Ltd.
1.02% due 03/24/171,2	550,000	551,769
JPMorgan Chase & Co.
0.85% due 02/26/161	480,000	482,714

	Face Amount	Value
CORPORATE BONDS†† - 15.0% (continued)
Financials - 8.2% (continued)
Icahn Enterprises LP / Icahn
Enterprises Finance Corp.
3.50% due 03/15/17	$450,000	$455,063
Nomura Holdings, Inc.
1.68% due 09/13/161	390,000	396,465
Goldman Sachs Group, Inc.
1.42% due 04/30/181	360,000	365,813
Morgan Stanley
4.20% due 11/20/14	290,000	294,358
3.10% due 11/09/181	50,000	52,964
WEA Finance LLC / WT Finance
Aust Pty Ltd.
5.75% due 09/02/152	290,000	313,603
Bank of America Corp.
4.50% due 04/01/15	290,000	298,650
Macquarie Group Ltd.
7.30% due 08/01/142	230,000	231,199
Total Financials		7,105,199
Materials - 2.7%
Glencore Funding LLC
1.39% due 05/27/161,2	1,390,000	1,398,410
Rio Tinto Finance USA PLC
1.07% due 06/17/161	970,000	978,361
Total Materials		2,376,771
Energy - 1.5%
Ras Laffan Liquefied Natural Gas
Company Limited III
5.83% due 09/30/162	1,025,920	1,087,475
Petroleos Mexicanos
2.25% due 07/18/181	240,000	249,163
Total Energy		1,336,638
Telecommunication Services -
1.3%
WPP Finance UK
8.00% due 09/15/14	680,000	690,133
Level 3 Financing, Inc.
3.82% due 01/15/181,2	450,000	457,875
Total Telecommunication Services		1,148,008
Industrials - 0.5%
International Lease Finance Corp.
2.18% due 06/15/161	450,000	452,813
Financial Institutions - 0.4%
ARC Properties Operating
Partnership Limited
Partnership/Clark Acquisition LLC
2.00% due 02/06/172	360,000	360,866
Utilities - 0.2%
AES Corp.
3.23% due 06/01/191	200,000	201,500
Consumer Discretionary -
0.2%
Sabre GLBL, Inc.
8.50% due 05/15/192	140,000	155,400
Total Corporate Bonds
(Cost $13,167,089)		13,137,195
COLLATERALIZED MORTGAGE OBLIGATION†† - 9.4%

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATION†† - 9.4%
(continued)
CSMC Series
2014-2R,0.35% due
02/27/461,2	$2,201,890	$2,064,115
2014-5R,0.38% due
04/27/371,2	1,350,000	1,289,385
2014-4R,0.30% due
12/27/361,2	1,100,000	1,058,838
2014-ICE,2.40% due
04/15/271,2	700,000	702,659
Commercial Mortgage Pass Through Certificates
2014-KYO,2.50% due
06/11/271,2	800,000	800,000
CGBAM Commercial Mortgage Trust
2014-HD,2.15% due
02/15/311,2	750,000	751,241
FREMF Mortgage Trust
2012-K501,3.61% due
11/25/461,2	550,000	564,282
HarborView Mortgage Loan Trust
2006-12,0.35% due 01/19/381	635,361	547,727
GreenPoint Mortgage Funding Trust Series
2007-AR1,0.23% due
02/25/471	463,480	432,702
Total Collateralized Mortgage Obligation
(Cost $8,188,457)		8,210,949
U.S. TREASURY BILLS†† - 7.4%
U.S. Treasury Bill3
due 07/24/14	3,500,000	3,499,962
due 07/10/14	3,000,000	2,999,997
Total U.S. Treasury Bills
(Cost $6,499,972)		6,499,959
SENIOR FLOATING RATE INTERESTS1†† - 3.5%
Information Technology - 1.0%
Blue Coat Systems, Inc.
4.00% due 05/31/19	349,121	348,973
LANDesk Group, Inc.
5.00% due 02/25/20	299,250	299,322
Infor (US), Inc.
3.75% due 06/03/20	249,373	247,556
Total Information Technology		895,851
Telecommunication Services -
0.9%
Univision Communications, Inc.
4.00% due 03/01/20	449,373	448,762

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS1†† - 3.5% (continued)
Telecommunication Services -
0.9% (continued)
EMI Music Publishing
3.75% due 06/29/18	$300,000	$299,400
Total Telecommunication Services		748,162
Materials - 0.8%
Fortescue Metals Group Ltd.
3.75% due 06/30/19	698,241	698,507
Consumer Discretionary -
0.8%
Party City Holdings, Inc.
4.00% due 07/27/19	500,000	496,640
Acosta, Inc.
4.25% due 03/05/18	199,498	200,296
Total Consumer Discretionary		696,936
Total Senior Floating Rate Interests
(Cost $3,048,539)		3,039,456
MUNICIPAL BONDS†† - 0.4%
Michigan - 0.4%
City of Detroit
3.50% due 10/07/161	350,000	350,000
Total Municipal Bonds
(Cost $350,000)		350,000
COMMERCIAL PAPER†† - 11.1%
BAT International Finance PLC
0.22% due 07/02/142	1,500,000	1,499,991
Pentair Finance S.A.
0.26% due 07/02/142	1,500,000	1,499,989
Northeast Utilities
0.20% due 07/10/142	1,500,000	1,499,925
Amcor Ltd.
0.24% due 07/14/142	1,500,000	1,499,865
Nissan Motor Acceptance Corp.
0.20% due 07/21/142	1,500,000	1,499,833
Bemis Company, Inc.
0.23% due 07/22/142	1,200,000	1,199,839
Albemarle Corp.
0.20% due 07/17/142	1,000,000	999,911
Total Commercial Paper
(Cost $9,699,353)		9,699,353
Total Investments - 104.6%
(Cost $91,352,664)		$ 91,361,048
Other Assets & Liabilities, net - (4.6)%		(4,049,999)
Total Net Assets - 100.0%		$ 87,311,049

Other Information (unaudited)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
1	Variable rate security. Rate indicated is rate effective at June 30, 2014.
2	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is
$54,741,728 (cost $54,759,048), or 62.7% of total net assets.

3	Zero coupon rate security.

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

	Shares	Value
EXCHANGE TRADED FUNDS† - 5.5%
Guggenheim BulletShares 2017
High Yield Corporate Bond ETF	48,755	$1,345,638
Guggenheim BulletShares 2016
High Yield Corporate Bond ETF	47,951	1,315,296
Guggenheim BulletShares 2015
High Yield Corporate Bond ETF	48,482	1,305,232
Total Exchange Traded Funds
(Cost $3,956,092)		3,966,166
	Face Amount	Value
ASSET BACKED SECURITIES†† - 60.5%
Fifth Third Auto Trust
2014-2, 0.19% due 06/15/15	3,750,000	3,750,000
CNH Equipment Trust
2014-B, 0.19% due 06/15/15	3,400,000	3,400,000
2011-C, 1.19% due 12/15/16	84,561	84,744
AmeriCredit Automobile Receivables Trust
2014-2, 0.21% due 06/08/15	2,750,000	2,750,000
Fortress Credit Opportunities III CLO, LP
2014-3A, 2.13% due
04/28/261,2	1,000,000	993,700
2014-3A, 2.73% due
04/28/261,2	1,000,000	980,000
Telos CLO Ltd.
2014-5, 1.76% due
04/17/251,2	1,000,000	998,500
2006-1, 0.72% due
10/11/211,2	500,000	478,250
2014-5, 2.36% due
04/17/251,2	250,000	246,800
CCR Incorporated MT100 Payment Rights Master Trust
2010-CX, 0.60% due
07/10/17†††,1	1,719,737	1,669,521
MMAF Equipment Finance LLC
2014-A, 0.20% due 07/02/152	1,650,000	1,650,000
CFIP CLO Ltd.
2014-1, 1.78% due
04/13/251,2	1,500,000	1,486,500
Sands Point Funding Ltd.
2006-1A, 0.49% due
07/18/201,2	1,419,338	1,410,254
MCF CLO I LLC
2013-1A, 1.88% due
04/20/231,2	1,300,000	1,296,750
Great Lakes CLO Ltd.
2014-1, 2.82% due
04/15/25†††,1,2	500,000	500,000
2014-1, 2.07% due
04/15/25†††,1,2	500,000	500,000
2014-1, 3.92% due
04/15/25†††,1,2	250,000	249,975
Golub Capital BDC CLO LLC
2014-1A, 2.84% due
04/25/261,2	1,000,000	999,000
LCM X, LP
2014-10AR, 3.08% due
04/15/221,2	1,000,000	995,400

	Face Amount	Value
ASSET BACKED SECURITIES†† - 60.5% (continued)
CIFC Funding Ltd.
2012-III, 3.23% due
01/29/251,2	$1,000,000	$994,400
NewMark Capital Funding CLO Ltd.
2013-1, 1.35% due
06/02/251,2	1,000,000	979,000
World Omni Auto Receivables Trust
2014-A, 0.20% due 05/15/15	958,709	958,709
New Century Home Equity Loan Trust Series
2005-C, 0.40% due 12/25/351	959,148	935,040
Copper River CLO Ltd.
2007-1A, 0.49% due
01/20/211,2	928,925	917,406
Volkswagen Auto Loan Enhanced Trust
2014-1, 0.19% due 05/20/15	770,595	770,578
Structured Asset Investment Loan Trust
2005-1, 0.87% due
02/25/351,2	800,000	753,832
KKR Financial CLO Corp.
2007-A, 4.73% due
10/15/171,2	750,000	752,925
Gallatin CLO VII Ltd.
2014-1, 2.21% due
07/15/231,2	750,000	747,300
Marathon CLO VI Ltd.
2014-6A, 2.27% due
05/13/251,2	750,000	736,725
Duane Street CLO IV Ltd.
2007-4A, 2.48% due
11/14/211,2	750,000	724,125
Westbrook CLO Ltd.
2006-1A, 1.93% due
12/20/201,2	750,000	707,550
Regatta Funding Ltd.
2007-1A, 1.53% due
06/15/201,2	750,000	704,700
AMMC CDO
2014-14A, 2.28% due
07/27/261,2	650,000	644,735
BNPP IP CLO Ltd.
2014-1, 1.78% due
04/24/261,2	600,000	597,000
TICP CLO I Ltd.
2014-1, 1.73% due
04/26/261,2	600,000	596,520
Structured Asset Securities Corporation Mortgage Loan
Trust
2006-NC1, 0.30% due
05/25/361	597,230	568,864
ALM XIV Ltd.
2014-14A, 2.33% due
07/28/261,2	550,000	543,950

	Face Amount	Value
ASSET BACKED SECURITIES†† - 60.5% (continued)
Finn Square CLO Ltd.
2012-1A, 3.03% due
12/24/231,2	$ 500,000	$496,350

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

CVP Cascade CLO-1 Ltd.
2014-CLO1, 1.79% due
01/16/261,2	500,000	495,200
Palmer Square CLO Ltd.
2014-1, 2.82% due
10/17/22†††,1,2	500,000	493,100
GSAMP Trust
2005-HE6, 0.59% due
11/25/351	550,000	492,567
CIT Mortgage Loan Trust
2007-1, 1.60% due
10/25/371,2	500,000	462,314
Accredited Mortgage Loan Trust
2007-1, 0.28% due 02/25/371	410,902	390,223
San Gabriel CLO Ltd.
2007-1A, 2.48% due
09/10/211,2	400,000	381,040
Anchorage Capital CLO Ltd.
2014-4, 2.44% due
07/28/26†††,1,2	350,000	349,545
Chrysler Capital Auto Receivables Trust
2013-B, 0.56% due 12/15/162	348,369	348,683
Genesis Funding Ltd.
2006-1A, 0.40% due
12/19/321,2	358,652	344,306
SHACKLETON CLO Ltd.
2013-4, 2.24% due
01/13/251,2	300,000	293,880
NewStar Arlington Senior Loan Program LLC
2014-1, 2.83% due
07/25/251,2	250,000	250,400
Drug Royalty II LP 2
2014-1, 3.48% due 07/15/232	250,000	250,000
Newstar Commercial Loan Funding LLC
2014-1, 2.92% due
04/20/251,2	250,000	249,325
Southfork CLO Ltd.
2005-1A, 1.28% due
02/01/171,2	250,000	246,050
Ally Auto Receivables Trust
2012-3, 0.85% due 08/15/16	186,873	187,324
Total Asset Backed Securities
(Cost $43,799,442)		43,803,060
CORPORATE BONDS†† - 15.6%
Financials - 8.5%
Royal Bank of Scotland Group PLC
1.17% due 03/31/171	$1,000,000	$1,004,861
Citigroup, Inc.
1.19% due 07/25/161	780,000	788,468
Ford Motor Credit Company LLC
7.00% due 04/15/15	580,000	609,070
8.70% due 10/01/14	120,000	122,482
ICICI Bank Ltd.
4.75% due 11/25/162	650,000	684,505

	Face Amount	Value
CORPORATE BONDS†† - 15.6% (continued)
Financials - 8.5% (continued)
Macquarie Bank Ltd.
1.02% due 03/24/171,2	$500,000	$501,609
Icahn Enterprises LP / Icahn
Enterprises Finance Corp.
3.50% due 03/15/17	400,000	404,500
JPMorgan Chase & Co.
0.85% due 02/26/161	400,000	402,262
Nomura Holdings, Inc.
1.68% due 09/13/161	320,000	325,305
Goldman Sachs Group, Inc.
1.42% due 04/30/181	300,000	304,844
Morgan Stanley
4.20% due 11/20/14	240,000	243,606
3.10% due 11/09/181	50,000	52,964
WEA Finance LLC / WT Finance
Aust Pty Ltd.
5.75% due 09/02/152	240,000	259,533
Bank of America Corp.
4.50% due 04/01/15	240,000	247,159
Macquarie Group Ltd.
7.30% due 08/01/142	190,000	190,990
Total Financials		6,142,158
Materials - 2.7%
Glencore Funding LLC
1.39% due 05/27/161,2	1,160,000	1,167,018
Rio Tinto Finance USA PLC
1.07% due 06/17/161	810,000	816,982
Total Materials		1,984,000
Energy - 1.5%
Ras Laffan Liquefied Natural Gas
Company Limited III
5.83% due 09/30/162	855,680	907,021
Petroleos Mexicanos
2.25% due 07/18/181	200,000	207,636
Total Energy		1,114,657
Telecommunication Services -
1.4%
WPP Finance UK
8.00% due 09/15/14	570,000	578,494
Level 3 Financing, Inc.
3.82% due 01/15/181,2	400,000	407,000
Total Telecommunication Services		985,494
Industrials - 0.6%
International Lease Finance Corp.
2.18% due 06/15/161	400,000	402,500
Financial Institutions - 0.4%
ARC Properties Operating
Partnership LP/Clark Acquisition
LLC
2.00% due 02/06/172	300,000	300,722
Utilities - 0.3%
AES Corp.
3.23% due 06/01/191	200,000	201,500

	Face Amount	Value
CORPORATE BONDS†† - 15.6% (continued)
Consumer Discretionary -
0.2%
Sabre GLBL, Inc.
8.50% due 05/15/192	$132,000	$146,520
Total Corporate Bonds
(Cost $11,301,534)		11,277,551
COLLATERALIZED MORTGAGE OBLIGATION†† - 10.4%

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2014

CSMC Series
2014-2R,0.35% due
02/27/461,2	1,859,374	1,743,030
2014-5R,0.38% due
04/27/371,2	1,500,000	1,432,651
2014-4R,0.30% due
12/27/361,2	1,050,000	1,010,709
2014-ICE,2.40% due
04/15/271,2	700,000	702,659
Commercial Mortgage Pass Through Certificates
2014-KYO,2.50% due
06/11/271,2	700,000	700,000
CGBAM Commercial Mortgage Trust
2014-HD,2.15% due
02/15/311,2	650,000	651,075
FREMF Mortgage Trust
2012-K501, 3.61% due
11/25/461,2	500,000	512,984
HarborView Mortgage Loan Trust
2006-12,0.35% due 01/19/381	573,874	494,721
GreenPoint Mortgage Funding Trust Series
2007-AR1,0.23% due
02/25/471	351,121	327,805
Total Collateralized Mortgage Obligation
(Cost $7,555,637)		7,575,634
SENIOR FLOATING RATE INTERESTS1†† - 3.7%
Telecommunication Services -
1.0%
Univision Communications, Inc.
4.00% due 03/01/20	$449,373	$448,762
EMI Music Publishing
3.75% due 06/29/18	290,000	289,420
Total Telecommunication Services		738,182
Information Technology - 1.0%
Blue Coat Systems, Inc.
4.00% due 05/31/19	249,372	249,267

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS1†† - 3.7% (continued)
Information Technology - 1.0%
(continued)
Infor (US), Inc.
3.75% due 06/03/20	$249,373	$247,556
LANDesk Group, Inc.
5.00% due 02/25/20	199,500	199,548
Total Information Technology		696,371
Materials - 0.9%
Fortescue Metals Group Ltd.
3.75% due 06/30/19	648,367	648,613
Consumer Discretionary -
0.8%
Party City Holdings, Inc.
4.00% due 07/27/19	400,000	397,312
Acosta, Inc.
4.25% due 03/05/18	199,498	200,296
Total Consumer Discretionary		597,608
Total Senior Floating Rate Interests
(Cost $2,688,430)		2,680,774
MUNICIPAL BONDS†† - 0.5%
Michigan - 0.5%
City of Detroit
3.50% due 10/07/161	350,000	350,000
Total Municipal Bonds
(Cost $350,000)		350,000
U.S. TREASURY BILLS†† - 5.5%
U.S. Treasury Bill3
due 07/10/14	4,000,000	3,999,996
Total U.S. Treasury Bills
(Cost $3,999,995)		3,999,996
COMMERCIAL PAPER†† - 2.8%
BAT International Finance PLC
0.23% due 07/02/142	1,000,000	999,993
Pacific Gas & Electric Co.
0.20% due 07/07/142	1,000,000	999,967
Total Commercial Paper
(Cost $1,999,960)		1,999,960
Total Investments - 104.5%
(Cost $75,651,090)		$ 75,653,141
Other Assets & Liabilities, net - (4.5)%		(3,240,636)
Total Net Assets - 100.0%		$ 72,412,505

Other Information (unaudited)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
1	Variable rate security. Rate indicated is rate effective at June 30, 2014.
2	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is
$41,163,476 (cost $41,180,180), or 56.8% of total net assets.
3	Zero coupon rate security.

LLC Limited Liability Company
LP Limited Partnership
PLC Public Limited Company

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

For information on the Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III's (the “Funds”) policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

1. Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Guggenheim Strategy Funds Trust (the "Trust"). This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services approved by the Board. The Valuation Committee is responsible for the oversight of the valuation process of the Funds and convenes monthly, or more frequently as needed. The Valuation Committee will review the valuation of all assets which have been fair valued for reasonableness. The Trust’s officers, through the Valuation Committee under the general supervision of the Board, regularly review procedures used by, and valuations provided by, the pricing services.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of U.S. business on the NYSE, usually 4:00p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the mean of the most recent bid and ask prices on such day.

Open-end investment companies ("Mutual Funds") are valued at their NAV as of the close of business on the valuation date. Exchange-traded Funds ("ETFs") and closed-end investment companies ("CEFs") are valued at the last quoted sales price.

U.S. government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business. Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury yields, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

Typically loans are valued using information provided by an independent third party pricing service which uses broker quotes. If the pricing service cannot or does not provide a valuation for a particular loan or such valuation is deemed unreliable, such loan is fair valued by the Valuation Committee.

Generally, trading in foreign markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00pm. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Securities. In addition, under the Valuation Procedures, the Valuation Committee and Guggenheim Partners Investment Management LLC (the “Investment Adviser”) are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Investment Adviser, subject to review by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

Senior loans in which the Funds invest generally pay interest rates which are periodically adjusted by reference to a base short-term, floating rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at June 30, 2014.

2. Federal Income Taxes

At June 30, 2014, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Fund	Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation/Depreciation on Investments
Guggenheim Strategy Fund I	$525,306,206	$232,639	$(607,056)	$(374,417)
Guggenheim Strategy Fund II	147,476,949	153,153	(204,180)	(51,027)
Guggenheim Strategy Fund III	91,352,664	133,268	(124,884)	8,384
Guggenheim Variable Insurance Strategy Fund III	75,651,090	109,543	(107,492)	2,051

3. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The following table summarizes the inputs used to value the Funds’ investments at June 30, 2014:

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Fund	Level 1 Investments In Securities	Level 2 Investments In Securities	Level 3 Investments In Securities	Total
Guggenheim Strategy Fund I	$11,486,323	$501,633,106	$11,812,360	$524,931,789
Guggenheim Strategy Fund II	7,350,353	134,408,275	5,667,294	147,425,922
Guggenheim Strategy Fund III	4,644,194	82,374,095	4,342,759	91,361,048
Guggenheim Variable Insurance Strategy Fund III	3,966,166	67,924,834	3,762,141	75,653,141

Independent pricing services are used to value a majority of the Funds’ investments. When values are not available from a pricing service, they will be determined under the Valuation Procedures that have been reviewed and approved by the Board. In any event, values may be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information and analysis. A significant portion of the Funds’ assets and liabilities are categorized as Level 2 or Level 3, as indicated in this report.

Indicative quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may be also used to value the Funds’ assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although Indicative quotes are typically received from established market participants, the Funds may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in an indicative quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly indicative quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates. The Funds’ fair valuation guidelines were recently revised to transition such monthly indicative quoted securities from Level 2 to Level 3.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

The following is a summary of the significant unobservable input used in the fair valuations of assets and liabilities categorized within the Level 3 of the fair value hierarchy:

Fund	Category	Ending Balance at 6/30/14	Valuation Technique	Unobservable Inputs
Guggenheim Strategy Fund I	Asset Backed Securities	$11,812,360	Option adjusted spread off the month end broker mark over the 3-month Libor	Indicative Quote
Guggenheim Strategy Fund II	Asset Backed Securities	5,667,294	Option adjusted spread off the month end broker mark over the 3- month Libor	Indicative Quote
Guggenheim Strategy Fund III	Asset Backed Securities	3,751,039	Option adjusted spread off the month end broker mark over the 3-month Libor	Indicative Quote
Guggenheim Strategy Fund III	Asset Backed Securities	591,720	Option adjusted spread off the trade price over the 3-month Libor	Trade Price
Guggenheim Variable Insurance Strategy Fund III	Asset Backed Securities	3,269,041	Option adjusted spread off the month end broker mark over the 3- month Libor	Indicative Quote
Guggenheim Variable Insurance Strategy Fund III	Asset Backed Securities	493,100	Option adjusted spread off the trade price over the 3-month Libor	Trade Price

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period. For the period ended June 30, 2014, there were no transfers between levels.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2014:

LEVEL 3 - Fair value measurement using significant unobservalbe inputs
Total
Guggenheim Strategy Fund I
Assets:
Beginning Balance	$0
Purchases	11,812,360
Ending Balance	$11,812,360
Guggenheim Strategy Fund II
Assets:
Beginning Balance	$0
Purchases	5,667,294
Ending Balance	$5,667,294
Guggenheim Strategy Fund III
Assets:
Beginning Balance	$0
Purchases	4,342,759
Ending Balance	$4,342,759
Guggenheim Variable Insurance Strategy Fund III
Assets:
Beginning Balance	$0
Purchases	3,762,141
Ending Balance	$3,762,141

 4. Affiliated Transactions

The Guggenheim Strategy Fund I had the following transactions with affiliated funds during the period March 11, 2014 (commencement of operations) through June 30, 2014.

	Share Activity				For the period March 11, 2014 through June 30, 2014
Security Name	Balance 3/11/2014	Purchases	Sales	Balance 6/30/2014	Value	Dividends Included in Income
Guggenheim Bullet Shares 2014 High Yield Corporate Bond ETF	-	543,860	-	543,860	$11,486,323	$11,835

Affiliated funds accounted for $0 of the net realized gain on investments and $(31,375) of the change in net unrealized depreciation on investments during the period.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The Guggenheim Strategy Fund II had the following transactions with affiliated funds during the period March 11, 2014 (commencement of operations) through June 30, 2014.

	Share Activity				For the period March 11, 2014 through June 30, 2014
Security Name	Balance 3/11/2014	Purchases	Sales	Balance 6/30/2014	Value	Dividends Included in Income
Guggenheim Bullet Shares 2015 High Yield Corporate Bond ETF	-	89,483	-	89,483	$ 2,409,061	$ 18,249
Guggenheim Bullet Shares 2016 High Yield Corporate Bond ETF	-	88,433	-	88,433	2,425,717	19,897
Guggenheim Bullet Shares 2017 High Yield Corporate Bond ETF	-	91,144	-	91,144	2,515,575	21,048
					$ 7,350,353	$ 59,194

Affiliated funds accounted for $0 of the net realized gain on investments and $20,086 of the change in net unrealized appreciation on investments during the period.

The Guggenheim Strategy Fund III had the following transactions with affiliated funds during the period March 11, 2014 (commencement of operations) through June 30, 2014.

	Share Activity				For the period March 11, 2014 through June 30, 2014
Security Name	Balance 3/11/2014	Purchases	Sales	Balance 6/30/2014	Value	Dividends Included in Income
Guggenheim Bullet Shares 2015 High Yield Corporate Bond ETF	-	56,414	-	56,414	$ 1,518,778	$ 11,740
Guggenheim Bullet Shares 2016 High Yield Corporate Bond ETF	-	55,735	-	55,735	1,528,811	12,793
Guggenheim Bullet Shares 2017 High Yield Corporate Bond ETF	-	57,848	-	57,848	1,596,605	13,615
					$ 4,644,194	$ 38,148

Affiliated funds accounted for $0 of the net realized gain on investments and $13,188 of the change in net unrealized appreciation on investments during the period.

The Guggenheim Variable Insurance Strategy Fund III had the following transactions with affiliated funds during the period March 11, 2014 (commencement of operations) through June 30, 2014.

	Share Activity				For the period March 11, 2014 through June 30, 2014
Security Name	Balance 3/11/2014	Purchases	Sales	Balance 6/30/2014	Value	Dividends Included in Income
Guggenheim Bullet Shares 2015 High Yield Corporate Bond ETF	-	48,482	-	48,482	$ 1,305,232	$ 10,094
Guggenheim Bullet Shares 2016 High Yield Corporate Bond ETF	-	47,951	-	47,951	1,315,296	11,012
Guggenheim Bullet Shares 2017 High Yield Corporate Bond ETF	-	48,755	-	48,755	1,345,638	11,450
					$ 3,966,166	$ 32,556

Affiliated funds accounted for $0 of the net realized gain on investments and $10,074 of the change in net unrealized appreciation on investments during the period.

Item 2.  Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Guggenheim Strategy Funds Trust

By:                         /s/ Donald C. Cacciapaglia

Name:                    Donald C. Cacciapaglia

Title:                     Chief Executive Officer

Date:                     August 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:                         /s/ Donald C. Cacciapaglia

Name:                    Donald C. Cacciapaglia

Title:                     Chief Executive Officer

Date:                     August 29, 2014

By:                         /s/ John L. Sullivan

Name:                    John L. Sullivan

Title:                     Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:                     August 29, 2014